BORROWINGS	12 Months Ended
Dec. 31, 2023
BORROWINGS
BORROWINGS

14.  BORROWINGS

Borrwings were as follows as of the respective balance sheet dates:

	As of December 31,
	2022	2023
	RMB	RMB
Short term bank borrowings	—	30,000
Long-term bank borrowings, current portion	289,941	334,511
Other long-term borrowings, current portion	194,079	388,814
	484,020	753,325
Long-term bank borrowings, non-current portion	2,694,249	4,170,981
Other long-term borrowings, non-current portion	355,607	942,540
Total borrowings	3,533,876	5,866,846

The short-term bank borrowings outstanding as of December 31, 2023 bore a weighted average interest rate of 3.65% per annum.

The long-term borrowings (including current portion) outstanding as of December 31, 2022 and 2023 bore a weighted average interest rate of 5.11% and 4.97% per annum, respectively, and were denominated in RMB. These loans were obtained from financial institutions located in the PRC.

As of December 31, 2022 and 2023, unused loan facilities for bank and other borrowings amounted to RMB3,164,371 and RMB2,811,123 , respectively.

Borrowings as of December 31, 2022 and 2023 were secured by the following:

December 31, 2022

Long-term borrowings (including current portion)	Secured by
(RMB)
1,879,631	Secured by a subsidiary’s share.
800,989	Secured by a subsidiary’s land-use right with net book value of RMB24,460 (Note 10).
247,171	Secured by a subsidiary’s property and equipment and land-use right with net book value of RMB118,050 and RMB91,435, respectively (Note 8/Note 10), and a subsidiary’s share.
156,077	Secured by a subsidiary’s property and equipment with net book value of RMB231,424 (Note 8), and a subsidiary’s share.
450,008	Unsecured borrowing.
3,533,876

14.  BORROWINGS (CONTINUED)

December 31, 2023

Short-term borrowings	Secured by
(RMB)
30,000	Unsecured borrowing.

Long-term borrowings (including current portion)	Secured by
(RMB)
2,180,490	Secured by a subsidiary’s share.
3,101,522	Secured by property and equipment and land-use right with net book value of RMB845,898 and RMB196,195, respectively (Note 8/Note 10), and a subsidiary’s share
554,834	Unsecured borrowing.
5,836,846

The following table summarizes the aggregate required repayments of the principal amounts of the Company’s long-term borrowings, including bank and other borrowings in the succeeding five years and thereafter:

RMB
For the years ending December 31,
2024	799,314
2025	816,677
2026	751,209
2027	683,110
2028	689,511
2029 and thereafter	2,273,233